Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories
Coal	$ 180,537	$ 69,110
Raw materials and supplies	59,900	28,521
Total inventories	$ 240,437	$ 97,631